Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets

Intangible assets consist of the following:

	As of December 31,
	2016	2017
Cost:
Computer software	21,576	21,593
Less: Accumulated amortization
Computer software	(6,773)	(10,994)
Exchange differences	1	1

Intangible assets, net	14,804	10,600

Summary of Amortization Expense Recognized

Amortization expense recognized for the years ended December 31, 2015, 2016 and 2017 are summarized as follows:

	For the years ended December 31,
	2015	2016	2017
Cost of revenues	1,874	4,149	4,147
Research and development	30	28	3
Sales and marketing expenses	16	19	17
General and administrative expenses	123	116	54

	2,043	4,312	4,221

Summary of Estimated Aggregate Amortization Expense	The estimated aggregate amortization expense for each of the next five years as of December 31, 2017 is:

Computer software
2018	4,168
2019	4,149
2020	2,283
2021	—
2022	—

10,600